Schedule I - Condensed Financial Information of Parent Company	6 Months Ended
Jun. 30, 2018
Predecessor
Schedule I - Condensed Financial Information of Parent Company

Schedule I

EVO Investco, LLC

(Parent company only)

Condensed balance sheets

(In thousands)

	December 31,
	2017	2016

Assets
Current assets:
Cash and cash equivalents	$127	$180
Other receivable	42	—
Due from related parties	59	48
Other current assets	23	1

Total current assets	251	229

Total assets	$251	$229

Liabilities and Members’ Deficit
Current liabilities:
Accounts payable	$25	$—
Accrued expenses	615	596
Current portion of long-term debt	—	65,208
Due to related parties	—	5,675

Total current liabilities	640	71,479
Net deficit in investment in a subsidiary	158,112	107,948
Due to related parties	11,342	8,378

Total liabilities	170,094	187,805

Members’ deficit:
EVO Investco, LLC deficit:
Class A Units 6,374 units outstanding	54,453	54,453
Class B Units 3,506 units outstanding	—	—
Class C Units 375 units outstanding	9,463	9,463
Class D Units 1,107 units outstanding	—	—
Class E Units 1,012 units outstanding	71,250	—
Accumulated deficit	(237,330)	(124,028)
Accumulated other comprehensive loss	(67,679)	(127,464)

Total EVO Investco, LLC deficit	(169,843)	(187,576)

Total liabilities and deficit	$251	$229

See accompanying notes to condensed financial statements.

Schedule I

EVO Investco, LLC

(Parent company only)

Condensed statements of operations and comprehensive income (loss)

(In thousands)

	Years ended December 31,
	2017	2016
Revenue	$—	$—

Operating expenses:
Cost of services and products, exclusive of depreciation and amortization shown separately below	2	—
Selling, general and administrative	1,308	7,842
Depreciation and amortization	—	—

Total operating expenses	1,310	7,842

Loss from operations	(1,310)	(7,842)

Other (expense) income:
Interest income	—	—
Interest expense	(211)	(4,441)
(Loss) income from investment in a subsidiary	(38,635)	59,882
Other expense	(36)	—

Total other (expense) income	(38,882)	55,441

(Loss) income before income taxes	(40,192)	47,599
Income tax (expense) benefit	(50)	106

Net (loss) income	(40,242)	47,705

Other comprehensive income (loss)
Unrealized gain on defined benefit pension plan	530	294
Unrealized foreign currency translation adjustment	59,255	(52,393)

Other comprehensive income (loss)	59,785	(52,099)

Total comprehensive income (loss)	$19,543	$(4,394)

See accompanying notes to condensed financial statements.

Schedule I

EVO Investco, LLC

(Parent company only)

Condensed statements of cash flows

(In thousands)

	Years ended December 31,
	2017	2016

Net cash (used in) provided by operating activities	$(4,369)	$2,280

Cash flows from investing activities:
Distribution from equity method subsidiary	—	35,000

Net cash provided by investing activities	—	35,000

Cash flows from financing activities:
Repayments of long-term debt	(65,208)	(35,000)
Contributions by members	71,250	—
Distribution to members	(1,726)	(2,249)

Net cash provided by (used in) financing activities	4,316	(37,249)
Effect of exchange rate changes on cash and cash equivalents	—	—

Net (decrease) increase in cash and cash equivalents	(53)	31
Cash and cash equivalents, beginning of year	180	149

Cash and cash equivalents, end of year	$127	$180

See accompanying notes to condensed financial statements.

Schedule I

EVO Investco, LLC

(Parent company only)

Notes to the condensed consolidated financial statements

December 31, 2017 and 2016

(1) Basis of presentation

EVO Investco, LLC (“Parent Company” or “Company”) is the Parent Company of EVO Payments International, LLC, and the predecessor to the registrant. EVO Payments International, LLC has several operating subsidiaries which represent the total operations of the consolidated entity. The accompanying condensed parent-only financial statements are required in accordance with Rule 5-04 of Regulation S-X. These condensed financial statements have been presented on a “standalone” basis for EVO Investco, LLC.

For purposes of this condensed financial information, the Parent Company’s investment in its consolidated subsidiary is presented under the equity method of accounting. Under the equity method, investment in its subsidiary is stated at cost plus contributions and equity in undistributed income (loss) of subsidiary less distributions received. As of December 31, 2017 and 2016, the Parent Company’s subsidiary was in a net deficit due to the accumulation of net losses to date, therefore it is presented as a liability in the balance sheet. The Parent Company financial statements should be read in conjunction with the Company’s consolidated financial statements.

(2) Distributions

There were no distributions made to the Company, from the Company’s subsidiary, for the year ended December 31, 2017 and distributions of $35.0 million for the year ended December 31, 2016.

(3) Long-term debt and credit facilities

In connection with the Company’s acquisition of EVO Payments Mexico, the Company entered into a loan (“BMO loan”), executed on August 25, 2015, between BMO Harris Bank N.A. (“BMO Harris Bank”), as the lender, MDP, as the guarantor, and the Company. BMO Harris Bank provided the BMO loan as an unsecured demand note with no maturity date in an amount up to $104.5 million and the Company withdrew $95.3 million on execution date, and is, therefore, classified as current in the consolidated balance sheets as of December 31, 2016. The interest rate is the greater of the BMO Harris Bank’s prime rate, plus 0.25% per annum, or LIBOR Quoted Rate plus 3% per annum calculated on a monthly basis. In December 22, 2016, the Company made a principal payment of $35.0 million and on January 30, 2017, the Company paid the full outstanding principal and interest balance of $65.4 million.

Long-term debt consists of the following as of December 31:

	2017	2016
	(In thousands)

Parent Company debt:
BMO loan	$—	$65,208

Total parent company debt	$—	$65,208

In addition, the Company notes the following debts of its subsidiaries.

	2017	2016
	(In thousands)

Subsidiary debt:
First lien term loan	$566,075	$570,950
Second lien term loan	175,206	175,486
First lien revolver	44,632	11,728
Deferred purchase price	68,720	—
Letter of credit	1,000	4,300
Settlement facilities	28,563	2,535
Deferred financing costs	(19,679)	(21,644)

Total subsidiary debt	$864,517	$743,355

(4) Commitments and contingencies

For a discussion of commitments and contingencies, see Note 13 to the Company’s consolidated financial statements.